Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2013
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP EQUITY FUNDS V
Central Index Key	dei_EntityCentralIndexKey	0000809821
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2014
Prospectus Date	rr_ProspectusDate	Mar. 28, 2014